WEBSITE DEVELOPMENT COSTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
WEBSITE DEVELOPMENT COSTS (Tables)
Website development costs, stated at cost
	Estimated Useful Life (Years)	September 30, 2013	March 31, 2013

Website development costs	5	5,315	$5,315

Accumulated amortization		(2,403)	(1,869)

		2,912	$3,446

	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Website development costs	5	$5,315	$5,315

Accumulated amortization		(1,869)	(801)

		$3,446	$4,514